Stock-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Aug. 29, 2013
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Weighted average grant-date fair values per share of stock options granted during period	$ 7.25	$ 0.78
Total stock-based compensation expense related to stock options and restricted stock units	$ 2,452	$ 13	$ 0
Share-based compensation related tax benefits recognized	987	5	0
Unrecognized stock-based compensation costs related to nonvested stock options and restricted stock units	9,504	837
Weighted average remaining requisite service periods	3 years	3 years
One non-employee director | Stock options
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of stock options pre- and post-modification	101,494	7,322
Exercise price pre- and post-modification (in usd per share)	$ 3.97	$ 55.00
Incremental compensation costs resulting from modification	1,449
Recorded stock-based compensation expense				682
Stock options
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares vested during period	33,831
Weighted average exercise price of vested shares during period	$ 3.97
Vested shares aggregate intrinsic value	$ 425
Vested shares during period remaining contractual term	8 years 2 months
2013 Omnibus Incent Plan
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares available for grant	369,616				419,250
2011 Omnibus Incentive Plan
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares available for grant					315,925